                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alleghany Corporation
Address: 7 Times Square Tower, 17th Floor
         New York, NY 10036

Form 13F File Number: 28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Roger B. Gorham
Title: Senior Vice President
Phone: 212-752-1356

Signature, Place, and Date of Signing:


/s/ Roger B. Gorham                          New York, NY      November 4, 2010
--------------------------------------   -------------------  ------------------
[Signature]                                 [City, State]           [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         59
Form 13F Information Table Value Total:   $936,568
                                        (thousands)

List of Other Included Managers:

No.   Form 13F File Number   Name
---   --------------------   ----
2                            RSUI Indemnity Company
3                            Alleghany Insurance Holdings LLC

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/10

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5            COLUMN 6    COLUMN 7   COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
        NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
COOPER INDUSTRIES PLC        SHS            G24140108      612     12,500 SH                   X          2  X
AT&T INC                     COM            00206R102    1,716     60,000 SH                   X          2  X
AGILENT TECHNOLOGIES INC     COM            00846U101    1,001     30,000 SH                   X          2  X
ALEXANDER & BALDWIN INC      COM            014482103      697     20,000 SH                   X          2  X
AMERICAN EXPRESS CO          COM            025816109    1,471     35,000 SH                   X          2  X
APPLIED MATLS INC            COM            038222105      818     70,000 SH                   X          2  X
AUTODESK INC                 COM            052769106      799     25,000 SH                   X          2  X
AUTOMATIC DATA PROCESSING IN COM            053015103      841     20,000 SH                   X          2  X
BARRICK GOLD CORP            COM            067901108    9,675    209,000 SH              X               1  X
BARRICK GOLD CORP            COM            067901108   31,986    691,000 SH              X               2  X
BERKSHIRE HATHAWAY INC DEL   CL B           084670207    1,654     20,000 SH                   X          2  X
BOEING CO                    COM            097023105      998     15,000 SH                   X          2  X
CHUBB CORP                   COM            171232101    1,710     30,000 SH                   X          2  X
COCA COLA CO                 COM            191216100    1,756     30,000 SH                   X          2  X
CONOCOPHILLIPS               COM            20825C104    4,307     75,000 SH              X               1  X
CONOCOPHILLIPS               COM            20825C104   14,645    255,000 SH              X               2  X
CONOCOPHILLIPS               COM            20825C104   40,201    700,000 SH              X               3  X
COSTCO WHSL CORP NEW         COM            22160K105    1,612     25,000 SH                   X          2  X
COVANTA HLDG CORP            COM            22282E102        2        124 SH              X               1  X
DEERE & CO                   COM            244199105    2,093     30,000 SH                   X          2  X
DISNEY WALT CO               COM DISNEY     254687106    1,489     45,000 SH                   X          2  X
DU PONT EI DE NEMOURS & CO   COM            263534109    1,562     35,000 SH                   X          2  X
EMERSON ELEC CO              COM            291011104    1,843     35,000 SH                   X          2  X
EXELON CORP                  COM            30161N101    7,452    175,000 SH              X               1  X
EXELON CORP                  COM            30161N101   22,354    525,000 SH              X               2  X
EXXON MOBIL CORP             COM            30231G102   15,448    250,000 SH              X               1  X
EXXON MOBIL CORP             COM            30231G102   48,196    780,000 SH              X               2  X
EXXON MOBIL CORP             COM            30231G102  370,740  6,000,000 SH              X               3  X
FEDEX CORP                   COM            31428X106    1,283     15,000 SH                   X          2  X
GENERAL ELECTRIC CO          COM            369604103      812     50,000 SH                   X          2  X
GLOBAL INDS LTD              COM            379336100    6,486  1,185,707 SH              X               1  X
GLOBAL INDS LTD              COM            379336100   10,311  1,885,000 SH              X               2  X
HESS CORP                    COM            42809H107   13,598    230,000 SH              X               1  X
HESS CORP                    COM            42809H107   36,654    620,000 SH              X               2  X
HESS CORP                    COM            42809H107    8,868    150,000 SH              X               3  X
HEWLETT PACKARD CO           COM            428236103    1,052     25,000 SH                   X          2  X
HOME DEPOT INC               COM            437076102      634     20,000 SH                   X          2  X
INTEL CORP                   COM            458140100    1,632     85,000 SH                   X          2  X
INTERNATIONAL BUSINESS MACHS COM            459200101    1,610     12,000 SH                   X          2  X
INTUIT                       COM            461202103      657     15,000 SH                   X          2  X
JPMORGAN CHASE & CO          COM            46625H100      951     25,000 SH                   X          2  X
JOHNSON AND JOHNSON          COM            478160104    1,549     25,000 SH                   X          2  X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 09/30/10

          COLUMN 1              COLUMN 2     COLUMN 3 COLUMN 4     COLUMN 5            COLUMN 6    COLUMN 7   COLUMN 8
---------------------------- -------------- --------- -------- ------------------- --------------- -------- --------------
                                                                                      INVESTMENT                VOTING
                                                                                      DISCRETION               AUTHORITY
                                                       MARKET                      ---------------          --------------
                                                        VALUE    SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
        NAME OF ISSUER       TITLE OF CLASS   CUSIP   (X 1000)  PRIN AMT  PRN CALL  (A)  (B)  (C)   MANAGER  (A)  (B)  (C)
---------------------------- -------------- --------- -------- ---------- --- ---- ---- ---- ----- -------- ---- ---- ----
KELLOGG CO                   COM            487836108    1,263     25,000 SH                   X          2  X
LAUDER ESTEE COS INC         CL A           518439104    1,581     25,000 SH                   X          2  X
LILLY ELI & CO               COM            532457108    1,826     50,000 SH                   X          2  X
LOCKHEED MARTIN CORP         COM            539830109      642      9,000 SH              X               1  X
LOCKHEED MARTIN CORP         COM            539830109    1,633     22,919 SH              X               2  X
LOEWS CORP                   COM            540424108      947     25,000 SH                   X          2  X
MEDTRONIC INC                COM            585055106    1,343     40,000 SH                   X          2  X
MICROSOFT CORP               COM            594918104   17,755    725,000 SH              X               1  X
MICROSOFT CORP               COM            594918104   33,306  1,360,000 SH              X               2  X
MICROSOFT CORP               COM            594918104   24,490  1,000,000 SH              X               3  X
NEWMONT MINING CORP          COM            651639106    9,296    148,000 SH              X               1  X
NEWMONT MINING CORP          COM            651639106   34,671    552,000 SH              X               2  X
NEWS CORP                    CL A           65248E104      914     70,000 SH                   X          2  X
NOBLE ENERGY INC             COM            655044105    1,502     20,000 SH                   X          2  X
NORDSTROM INC                COM            655664100    1,116     30,000 SH                   X          2  X
NOVARTIS AG                  SPONSORED ADR  66987V109    1,442     25,000 SH                   X          2  X
OCCIDENTAL PETE CORP DEL     COM            674599105   14,486    185,000 SH              X               1  X
OCCIDENTAL PETE CORP DEL     COM            674599105   42,282    540,000 SH              X               2  X
OCCIDENTAL PETE CORP DEL     COM            674599105   52,852    675,000 SH              X               3  X
PACCAR INC                   COM            693718108      963     20,000 SH                   X          2  X
PHILIP MORRIS INTL INC       COM            718172109      840     15,000 SH                   X          2  X
PROCTER & GAMBLE CO          COM            742718109    1,799     30,000 SH                   X          2  X
SCHLUMBERGER LTD             COM            806857108    1,540     25,000 SH                   X          2  X
SEABRIGHT INSURANCE HLDGS IN COM            811656107      443     55,000 SH              X               1  X
SEABRIGHT INSURANCE HLDGS IN COM            811656107    1,169    145,000 SH              X               2  X
SEABRIGHT INSURANCE HLDGS IN COM            811656107    4,030    500,000 SH              X               3  X
SIGMA ALDRICH CORP           COM            826552101    1,208     20,000 SH                   X          2  X
STATE STR CORP               COM            857477103      565     15,000 SH                   X          2  X
SYSCO CORP                   COM            871829107    1,141     40,000 SH                   X          2  X
3M CO                        COM            88579Y101    1,908     22,000 SH                   X          2  X
US BANCORP DEL               COM NEW        902973304      540     25,000 SH                   X          2  X
WAL MART STORES INC          COM            931142103    1,873     35,000 SH                   X          2  X
WASHINGTON POST CO           CL B           939640108      799      2,000 SH                   X          2  X
WELLS FARGO & CO NEW         COM            949746101      628     25,000 SH                   X          2  X

GRAND TOTAL                                            936,568 21,041,250


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